Related party transactions -Narrative (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Rent expense with related party	$ 6,000
Share-based compensation for consulting arrangement
Related Party Transaction [Line Items]
Amount due to related party	0
Consulting fees on business activities to Board member
Related Party Transaction [Line Items]
Amount due to related party	73,000
Consulting fees to stockholder
Related Party Transaction [Line Items]
Amount due to related party	$ 0